Exhibit 99.8

Client Name:	Deephaven
Client Project Name:	DRMT 2019-2
Start - End Dates:	3/26/2018 - 2/12/2019
Deal Loan Count:	122
Report Run Date:	4/2/2019 3:36 PM

Conditions Summary

Loans in Report:
Loans with Conditions:

5 - Total Active Conditions
5 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: FEMA
4 - Compliance Review Scope
4 - Category: State Rate Spread
158 - Total Satisfied Conditions

74 - Credit Review Scope
14 - Category: Application
6 - Category: Assets
8 - Category: Credit/Mtg History
1 - Category: DTI
11 - Category: Income/Employment
5 - Category: Insurance
10 - Category: Legal Documents
3 - Category: LTV/CLTV
1 - Category: Re-Verifications
15 - Category: Terms/Guidelines
12 - Property Valuations Review Scope
5 - Category: Appraisal
5 - Category: FEMA
2 - Category: Property
72 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Compliance Manual
1 - Category: Documentation
3 - Category: Federal Consumer Protection
3 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
57 - Category: TILA/RESPA Integrated Disclosure
148 - Total Waived Conditions

35 - Credit Review Scope
4 - Category: Assets
10 - Category: Credit/Mtg History
3 - Category: DTI
4 - Category: Income/Employment
6 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
4 - Category: Property
109 - Compliance Review Scope
9 - Category: Federal Consumer Protection
3 - Category: Federal Higher-Priced
14 - Category: RESPA
2 - Category: Right of Rescission
8 - Category: State Consumer Protection
15 - Category: State Rate Spread
58 - Category: TILA/RESPA Integrated Disclosure

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